Equity Method Investment	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

NOTE 7 – EQUITY METHOD INVESTMENT

At December 31, 2021 and 2020, the investment accounted for under the equity method amounted to $29,674,764 and $29,689,813, respectively. The investment represents the Company’s subsidiary, Pingtan Fishing’s interest in Global Deep Ocean.

Global Deep Ocean processes, stores, and transports Deep Ocean fishing products. The total registered capital of Global Deep Ocean is RMB1 billion (approximately US$156.8 million) and as of December 31, 2021, Pingtan Fishing had contributed its share of registered capital of RMB200 million (approximately US$31.4 million).

Global Deep Ocean commenced operations in 2020. During the years ended December 31, 2021, 2020 and 2019, we purchased frozen shrimp from Global Deep Ocean for approximately $14,040,989, $17,187,000 and nil, respectively.

From 2019 to 2021, the Company holds 20% of the shares in Global Deep Ocean. The Company measures this equity investment in the consolidated financial statements utilizing the equity method. Under the equity method, the investment is initially recorded at cost, adjusted for any excess of the Company’s share of the incorporated-date fair values of the investee’s identifiable net assets over the cost of the investment (if any). Thereafter, the investment is adjusted for the changes in the Company’s share of the investee’s net assets and any impairment loss relating to the investment. For the years ended December 31, 2021, 2020 and 2019, the Company’s share of Global Deep Ocean’s net loss was $708,020, $156,085 and $486,803, respectively, which was included in “loss on equity method investment” in the accompanying consolidated statements of operations and comprehensive (loss) income.

The tables below present the summarized financial information, as provided to the Company by the investee, for the unconsolidated company:

	December 31, 2021	December 31, 2020
Current assets	$185,475,967	$123,683,068
Noncurrent assets	49,563,814	40,594,887
Current liabilities	15,322,651	7,910,987
Noncurrent liabilities	115,281,459	93,763,889
Equity	104,435,671	62,603,079

	Year ended December 31,
	2021	2020	2019
Net revenue	$42,638,708	$21,193,564	$-
Gross profit (loss)	(459,520)	(232,431)	-
Loss from operations	(4,242,637)	(780,422)	(2,434,002)
Net loss	(3,540,102)	(780,422)	(2,434,016)